FINANCIAL RISK MANAGEMENT DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Current and expected remaining contractual maturities
	0 to 6 months	6 to 12 months	Total
Accounts payable and accrued liabilities
As at December 31, 2019	$2,452,677	$-	$2,452,677
As at December 31, 2018	$1,636,786	$-	$1,636,786
As at December 31, 2017	$1,895,983	$-	$1,895,983
Lease liability as at December 31,2019	$16,143	$16,143	$32,285